Fair Value Measurements (Assets And Liabilities Measured At Fair Value On A Recurring Basis) (Details) (USD $) In Thousands, except Share data, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Fair Value Measurements [Line Items]
Cash and cash equivalents, Carrying Amount in Consolidated Balance Sheets	$ 89,129	$ 50,370	$ 49,192	$ 151,831
Cash deposit for collateralized interest rate swap, Carrying Amount in Consolidated Balance Sheets	37,694	36,041
Marketable securities, Carrying Amount in Consolidated Balance Sheets	0	5,208
Shares of unregistered Innospec Inc. common stock owned		195,313
Fair Value, Level 1 [Member]
Fair Value Measurements [Line Items]
Cash and cash equivalents, Fair Value	89,129	50,370
Cash deposit for collateralized interest rate swap, Fair Value	37,694	36,041
Marketable securities, Fair Value		0
Interest rate swaps liability, Fair Value	0	0
Fair Value, Level 2 [Member]
Fair Value Measurements [Line Items]
Cash and cash equivalents, Fair Value	0	0
Cash deposit for collateralized interest rate swap, Fair Value	0	0
Marketable securities, Fair Value		5,208
Interest rate swaps liability, Fair Value	32,761	35,790
Fair Value, Level 3 [Member]
Fair Value Measurements [Line Items]
Cash and cash equivalents, Fair Value	0	0
Cash deposit for collateralized interest rate swap, Fair Value	0	0
Marketable securities, Fair Value		0
Interest rate swaps liability, Fair Value	0	0
Carrying Amount in Consolidated Balance Sheets [Member]
Fair Value Measurements [Line Items]
Cash and cash equivalents, Carrying Amount in Consolidated Balance Sheets	89,129	50,370
Marketable securities, Carrying Amount in Consolidated Balance Sheets		5,208
Interest rate swaps liability, Carrying Amount in Consolidated Balance Sheets	32,761	35,790
Fair Value [Member]
Fair Value Measurements [Line Items]
Cash and cash equivalents, Fair Value	89,129	50,370
Cash deposit for collateralized interest rate swap, Fair Value	37,694	36,041
Marketable securities, Fair Value		5,208
Interest rate swaps liability, Fair Value	32,761	35,790
Goldman Sachs [Member]
Fair Value Measurements [Line Items]
Cash deposit for collateralized interest rate swap, Carrying Amount in Consolidated Balance Sheets		$ 36,041